10. Deferred Financing Costs (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Schedule of Funds Held as Trading Account Residual or Collateral [Table Text Block]
Amortization of deferred financing costs	$ 55,843	$ 29,573	$ 102,543	$ 55,071
Professional fees related to public offering			$ 191,523